T. ROWE PRICE Retirement 2065 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 0.9%
T. Rowe Price Funds:
New Income Fund  4,986 1,023 131 744,001 5,944
U.S. Treasury Long-Term Index
Fund  3,416 327 83 521,000 3,683
International Bond Fund (USD
Hedged)  1,864 395 47 258,246 2,208
Dynamic Global Bond Fund  1,032 117 29 143,467 1,116
Limited Duration Inflation Focused
Bond Fund  99 — — 21,040 102
Total Bond Funds (Cost $13,280) 13,053
EQUITY FUNDS 98.1%
T. Rowe Price Funds:
Value Fund  194,767 15,557 3,714 4,422,710 216,580
Growth Stock Fund  185,908 15,004 4,889 1,812,996 213,879
U.S. Large-Cap Core Fund  128,954 10,373 2,091 3,238,036 145,809
Equity Index 500 Fund  119,390 14,481 1,870 835,821 142,232
International Value Equity Fund  109,835 10,923 1,661 5,704,324 127,035
Overseas Stock Fund  98,196 9,368 1,693 7,266,496 111,613
Real Assets Fund  80,027 8,741 1,640 5,793,551 94,551
International Stock Fund  87,114 6,787 2,405 4,191,663 93,097
Mid-Cap Growth Fund  44,484 3,570 913 478,204 49,857
Mid-Cap Value Fund  40,348 3,301 857 1,383,593 46,087
Emerging Markets Discovery Stock
Fund  36,208 3,010 680 2,571,040 42,474
Emerging Markets Stock Fund  31,606 2,719 697 937,645 36,765
Small-Cap Value Fund  24,094 1,915 491 506,349 28,168
Small-Cap Stock Fund  21,641 1,652 423 415,940 24,886
New Horizons Fund (2) 17,633 1,471 375 354,814 20,271
Total Equity Funds (Cost $1,179,124) 1,393,304
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  152 1,800 1,800 1,555 151
Total Other Mutual Funds (Cost $150) 151

T. ROWE PRICE Retirement 2065 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds  1.0%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 19,825 3,283 8,987 14,120,553 14,121
Total Short-Term Investments (Cost $14,121) 14,121
Total Investments in Securities 100.0%
(Cost $1,206,675) $ 1,420,629
Other Assets Less Liabilities (0.0)% (651)
Net Assets 100.0% $ 1,419,978
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2065 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 1 $ (4) $ 15
Emerging Markets Discovery Stock Fund  205 3,936 —
Emerging Markets Stock Fund  110 3,137 —
Equity Index 500 Fund  1,166 10,231 395
Growth Stock Fund  1,856 17,856 —
International Bond Fund (USD Hedged)  4 (4) 23
International Stock Fund  508 1,601 —
International Value Equity Fund  986 7,938 —
Limited Duration Inflation Focused Bond Fund  — 3 —
Mid-Cap Growth Fund  147 2,716 —
Mid-Cap Value Fund  122 3,295 —
New Horizons Fund  61 1,542 —
New Income Fund  4 66 72
Overseas Stock Fund  679 5,742 —
Real Assets Fund  345 7,423 —
Small-Cap Stock Fund  66 2,016 —
Small-Cap Value Fund  78 2,650 —
Transition Fund  — (1) —
U.S. Large-Cap Core Fund  988 8,573 —
U.S. Treasury Long-Term Index Fund  1 23 38
Value Fund  904 9,970 —
U.S. Treasury Money Fund, 4.35% — — 194
Totals $ 8,231# $ 88,709 $ 737+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $737 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2065 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2065 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2065 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1307-054Q1 08/25